CERTNYS
File # 1-35079

15008195

NYSE

Received SEC

SEP 04 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

September 4, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2.000% Senior Notes due 2018, 2.700% Senior Notes due 2020, and Floating Rate Notes due 2018 of Lloyds Bank plc, guaranteed by Lloyds Banking Group plc under the Exchange Act of 1934.

Sincerely,